CVC - INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Expense (Benefit) Attributable to Continuing Operations
Income tax benefit attributable to the Company's operations for the years ended December 31, 2017 and 2016 consist of the following components:

	Years Ended December 31,
	2017	2016
Current expense (benefit):
Federal	$5,261	$(981)
State	12,530	5,310
	17,791	4,329
Deferred benefit:
Federal	(2,095,930)	(223,159)
State	(784,224)	(40,830)
	(2,880,154)	(263,989)
Tax benefit relating to uncertain tax positions	11	(6)
Income tax benefit	$(2,862,352)	$(259,666)

Reconciliation of Effective Tax Rate from Continuing Operations
The income tax benefit attributable to the Company's operations differs from the amount derived by applying the statutory federal rate to pretax loss principally due to the effect of the following items:

	Years Ended December 31,
	2017	2016
Federal tax benefit at statutory rate	$(478,656)	$(381,901)
State income taxes, net of federal impact	(61,698)	(39,336)
Changes in the valuation allowance	(111)	297
Impact of Federal Tax Reform	(2,332,677)	—
Changes in the state rates used to measure deferred taxes, net of federal impact	(12,896)	153,239
Tax benefit relating to uncertain tax positions	(253)	(120)
Non-deductible share-based compensation related to the carried unit plan	20,101	5,029
Non-deductible Cablevision Acquisition transaction costs	—	4,457
Other non-deductible expenses	3,405	1,551
Other, net	433	(2,882)
Income tax benefit	$(2,862,352)	$(259,666)

Significant Components of Deferred Tax Assets and Liabilities
The tax effects of temporary differences which give rise to significant portions of deferred tax assets or liabilities and the corresponding valuation allowance are as follows.

	December 31,
	2017	2016
Noncurrent
NOLs and tax credit carry forwards	$785,809	$971,728
Compensation and benefit plans	49,698	93,939
Partnership investments	68,054	113,473
Restructuring liability	33,247	37,393
Other liabilities	40,149	45,561
Liabilities under derivative contracts	21,034	31,529
Interest deferred for tax purposes	128,516	39,633
Other	8,849	6,615
Deferred tax asset	1,135,356	1,339,871
Valuation allowance	(3,000)	(3,125)
Net deferred tax asset, noncurrent	1,132,356	1,336,746
Fixed assets and intangibles	(5,729,274)	(9,065,635)
Investments	(113,628)	(187,795)
Prepaid expenses	(8,105)	(10,172)
Fair value adjustments related to debt and deferred financing costs	(40,215)	(30,535)
Other	(10,420)	(14,109)
Deferred tax liability, noncurrent	(5,901,642)	(9,308,246)
Total net deferred tax liability	$(4,769,286)	$(7,971,500)

Reconciliation of Unrecognized Tax Benefits Associated with Uncertain Tax Positions, Excluding Associated Deferred Tax Benefits and Accrued Interest
A reconciliation of the beginning and ending amount of unrecognized tax benefits associated with uncertain tax positions, excluding associated deferred tax benefits and accrued interest, is as follows:

Balance at January 1, 2016	$4,025
Increases related to prior year tax positions	11
Balance at December 31, 2017	$4,036

Cablevision Systems Corporation And Subsidiaries
Reconciliation of Unrecognized Tax Benefits Associated with Uncertain Tax Positions, Excluding Associated Deferred Tax Benefits and Accrued Interest
A reconciliation of the beginning and ending amount of unrecognized tax benefits associated with uncertain tax positions, excluding associated deferred tax benefits and accrued interest, is as follows:

Balance at December 31, 2015	$4,022
Increases related to prior year tax positions	3
Increases related to current year tax positions	6
Balance at June 20, 2016	$4,031